UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-03657

Deutsche DWS State Tax-Free Income Series

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/29/2024

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

February 29, 2024
Semiannual Report
to Shareholders
DWS California Tax-Free Income Fund

Contents
4	Performance Summary
8	Portfolio Management Team
9	Portfolio Summary
10	Investment Portfolio
20	Statement of Assets and Liabilities
22	Statement of Operations
23	Statements of Changes in Net Assets
24	Financial Highlights
28	Notes to Financial Statements
38	Other Information
39	Information About Your Fund’s Expenses
41	Liquidity Risk Management
42	Advisory Agreement Board Considerations and Fee Evaluation
47	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS California Tax-Free Income Fund

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds” ) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Although the Fund seeks income that is exempt from California and federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.

DWS California Tax-Free Income Fund	|	3

Performance SummaryFebruary 29, 2024 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/29/24
Unadjusted for Sales Charge	4.71%	5.63%	1.14%	2.14%
Adjusted for the Maximum Sales Charge (max 2.75% load)	1.83%	2.72%	0.58%	1.86%
Bloomberg Municipal Bond Index†	4.33%	5.42%	1.91%	2.68%
Bloomberg California Exempt Municipal Bond Index††	4.17%	5.52%	1.96%	2.72%
Average Annual Total Returns as of 12/31/23 (most recent calendar quarter end)
Unadjusted for Sales Charge		6.27%	1.37%	2.54%
Adjusted for the Maximum Sales Charge (max 2.75% load)		3.34%	0.81%	2.25%
Bloomberg Municipal Bond Index†		6.40%	2.25%	3.03%
Bloomberg California Exempt Municipal Bond Index††		6.22%	2.25%	3.10%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/29/24
Unadjusted for Sales Charge	4.34%	4.85%	0.40%	1.39%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	3.34%	4.85%	0.40%	1.39%
Bloomberg Municipal Bond Index†	4.33%	5.42%	1.91%	2.68%
Bloomberg California Exempt Municipal Bond Index††	4.17%	5.52%	1.96%	2.72%
Average Annual Total Returns as of 12/31/23 (most recent calendar quarter end)
Unadjusted for Sales Charge		5.33%	0.60%	1.77%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		5.33%	0.60%	1.77%
Bloomberg Municipal Bond Index†		6.40%	2.25%	3.03%
Bloomberg California Exempt Municipal Bond Index††		6.22%	2.25%	3.10%

4	|	DWS California Tax-Free Income Fund

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/29/24
No Sales Charges	4.85%	5.90%	1.42%	2.41%
Bloomberg Municipal Bond Index†	4.33%	5.42%	1.91%	2.68%
Bloomberg California Exempt Municipal Bond Index††	4.17%	5.52%	1.96%	2.72%
Average Annual Total Returns as of 12/31/23 (most recent calendar quarter end)
No Sales Charges		6.38%	1.59%	2.79%
Bloomberg Municipal Bond Index†		6.40%	2.25%	3.03%
Bloomberg California Exempt Municipal Bond Index††		6.22%	2.25%	3.10%

Institutional Class	6-Month‡	1-Year	Life of Class*
Average Annual Total Returns as of 2/29/24
No Sales Charges	4.85%	5.90%	–0.64%
Bloomberg Municipal Bond Index†	4.33%	5.42%	–0.30%
Bloomberg California Exempt Municipal Bond Index††	4.17%	5.52%	–0.35%
Average Annual Total Returns as of 12/31/23 (most recent calendar quarter end)
No Sales Charges		6.54%	–0.75%
Bloomberg Municipal Bond Index†		6.40%	–0.19%
Bloomberg California Exempt Municipal Bond Index††		6.22%	–0.28%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2023 are 0.86%, 1.62%, 0.66% and 0.64% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
A portion of the Fund’s distributions may be subject to federal, state and local tax and the alternative minimum tax.

DWS California Tax-Free Income Fund	|	5

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended February 29

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*	Institutional Class shares commenced operations on December 1, 2020.
†
Bloomberg Municipal Bond Index covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.

††
Bloomberg California Exempt Municipal Bond Index includes issues in the state of
California, which have a minimum credit rating of BAA3, are issued as part of a deal of at least $75 million, have an amount outstanding of at least $7 million, have a maturity of one year or greater and have been issued after December 31, 1990.
The Advisor believes that the additional index (Bloomberg California Exempt Municipal
Bond Index) reasonably represents the Fund’s investment objectives and strategies.

‡	Total returns shown for periods less than one year are not annualized.

6	|	DWS California Tax-Free Income Fund

	Class A	Class C	Class S	Institutional Class
Net Asset Value
2/29/24	$6.65	$6.61	$6.64	$6.64
8/31/23	$6.45	$6.41	$6.44	$6.44
Distribution Information as of 2/29/24
Income Dividends, Six Months	$.10	$.08	$.11	$.11
February Income Dividend	$.0171	$.0130	$.0183	$.0185
SEC 30-day Yield‡	3.06%	2.40%	3.40%	3.39%
Tax Equivalent Yield‡	6.52%	5.12%	7.25%	7.23%
Current Annualized Distribution Rate‡	3.25%	2.48%	3.48%	3.52%

‡
The SEC yield is net investment income per share earned over the month ended
February 29, 2024, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC
yields would have been 3.00%, 2.32%, 3.26% and 3.30% for Class A, Class C, Class S
and Institutional Class shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund’s yield and a marginal income tax rate of 53.1%
(combined California state and federal income tax rate). The marginal tax rate does not include the California surtax on taxable income over $1 million.The current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on February 29, 2024. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 3.19%, 2.40%, 3.34% and 3.43% for Class A, Class C,
Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

DWS California Tax-Free Income Fund	|	7

Portfolio Management Team
Matthew J. Caggiano, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 1999.
—Joined DWS in 1989.
—Co-Head of Municipal Bond Department.
—BS, Pennsylvania State University; MS, Boston College.
Michael J. Generazo, Senior Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2010.
—Joined DWS in 1999.
—BS, Bryant College; MBA, Suffolk University.

8	|	DWS California Tax-Free Income Fund

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio)	2/29/24	8/31/23
Revenue Bonds	76%	81%
General Obligation Bonds	11%	8%
Lease Obligations	7%	7%
Variable Rate Demand Notes	5%	1%
Escrow to Maturity/Prerefunded Bonds	1%	1%
Other	0%	1%
Variable Rate Demand Preferred Shares	—	1%
	100%	100%

Quality (As a % of Investment Portfolio)	2/29/24	8/31/23
AAA	5%	3%
AA	40%	40%
A	24%	22%
BBB	12%	16%
BB	3%	2%
Not Rated	16%	17%
	100%	100%
The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s” ), Fitch Ratings, Inc. (“Fitch” ) or S&P Global Ratings (“S&P” ) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Interest Rate Sensitivity	2/29/24	8/31/23
Effective Maturity	9.7 years	11.1 years
Modified Duration to Worst	7.1 years	7.7 years
Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, computed using the bond’s nearest call or maturity date.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 47 for contact information.

DWS California Tax-Free Income Fund	|	9

Investment Portfolioas of February 29, 2024 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Investments 99.3%
California 95.8%
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project, Series A, 6.0%, 9/1/2024, INS: AGMC	885,000	896,322
California, Alameda Corridor Transportation Authority, Series C, 5.0%, 10/1/2052, INS: AGMC	2,000,000	2,165,843
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Subordinate Toll Bridge, 4.0%, 4/1/2037	1,000,000	1,016,555
California, Chabot-Las Positas Community College District, Series C, 5.25%, 8/1/2048	750,000	854,118
California, City of San Jose Financing Authority Wastewater Revenue, Series B, 5.0%, 11/1/2052	5,000,000	5,596,718
California, Community Choice Financing Authority, Clean Energy Project Revenue:
Series B-1, 4.0% (a), 2/1/2052, GTY: Morgan Stanley	6,500,000	6,537,125
Series B-1, 5.0% (a), 7/1/2053, GTY: Morgan Stanley	5,500,000	5,800,937
Series A-1, 5.0% (a), 12/1/2053, GTY: Goldman Sachs Group, Inc.	1,500,000	1,574,001
California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	2,425,000	2,310,917
California, County Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series B-2, Zero Coupon, 6/1/2055	13,415,000	2,952,650
Series B-1, 5.0%, 6/1/2049	530,000	548,912
California, County Tobacco Securitization Agency, Tobacco Settlement Revenue, Merced County Tobacco Funding Corp., Series B, 5.0%, 6/1/2050	1,795,000	1,820,499
California, CSCDA Community Improvement Authority, Essential Housing Revenue:
Series A-1, 144A, 3.5%, 10/1/2046	1,500,000	1,202,764
Series A, 144A, 5.0%, 7/1/2051	9,175,000	8,772,330
California, Department of Veterans Affairs, Veteran’s Farm Home Purchase Program, Series A, 5.5%, 12/1/2052	975,000	1,040,285
California, Downey Unified School District, Series A, 4.0%, 8/1/2048	2,555,000	2,559,121
California, EL Dorado Irrigation District Revenue, Series C, Prerefunded, 5.0%, 3/1/2032	2,750,000	2,877,749
California, El Rancho Unified School District, Series D, 5.75%, 8/1/2048, INS: BAM	1,000,000	1,190,594
The accompanying notes are an integral part of the financial statements.

10	|	DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A", Series M-054, 2.35%, 12/15/2035	9,390,000	7,842,282
Series M-049, 3.05%, 4/15/2034	2,230,000	2,039,682
California, Folsom Ranch Financing Authority, Special Tax Revenue, Community Facility District No. 20, 5.0%, 9/1/2048	1,000,000	1,025,658
California, Foothill-Eastern Transportation Corridor Agency, Toll Road Revenue:
Series B-2, 3.5%, 1/15/2053	1,070,000	907,959
Series C, 4.0%, 1/15/2043	7,000,000	6,975,740
California, General Obligation, Series A-2, 3.65% (b), 3/1/2024, LOC: State Street B&T Co.	400,000	400,000
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A-1, 5.0%, 6/1/2051	3,000,000	3,148,898
California, Housing Finance Agency, Municipal Certificates:
“A", Series A, 3.25%, 8/20/2036	2,707,541	2,484,114
“A", Series 2021-1, 3.5%, 11/20/2035	2,868,668	2,710,750
“A", Series 2021-2, 3.75%, 3/25/2035	3,134,893	3,075,238
Series A, 4.25%, 1/15/2035	2,068,227	2,063,589
California, Imperial Community College District, General Obligation, Series A, 5.25%, 8/1/2053, INS: AGMC	1,000,000	1,114,175
California, Infrastructure & Economic Development Bank, California Academy of Science, Series A, 3.25%, 8/1/2029 (c)	3,500,000	3,532,999
California, Mount Diablo Unified School District, Series B, 4.0%, 8/1/2035	2,000,000	2,167,310
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	6,820,000	8,656,342
California, Municipal Finance Authority, Community Facilities District No. 2021-11, 5.0%, 9/1/2057	3,000,000	3,065,596
California, Municipal Finance Authority, Multi-Family Housing, Series A, 144A, 4.0%, 11/1/2036	3,500,000	3,271,245
California, Municipal Finance Authority, Waste Disposal Revenue, Series A, AMT, 4.125% (a), 10/1/2041, GTY: Waste Management Holdings	480,000	480,315
California, Pomona Unified School District, Series F, 3.0%, 8/1/2048, INS: BAM	2,500,000	1,982,490
California, Public Finance Authority Revenue, Sharp Healthcare Obligated Group:
Series B, 3.7% (b), 3/1/2024, LOC: Barclays Bank PLC	7,500,000	7,500,000
Series C, 3.7% (b), 3/1/2024, LOC: Barclays Bank PLC	2,900,000	2,900,000
California, Public Finance Authority, Educational Facilities Revenue, Trinity Classical Academy:
Series A, 144A, 5.0%, 7/1/2044	375,000	343,612
The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	11

	Principal Amount ($)	Value ($)
Series A, 144A, 5.0%, 7/1/2054	1,000,000	872,267
California, Regents of the University of California Medical Center Pooled Revenue, Series P, 3.5%, 5/15/2054	2,000,000	1,766,326
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2003-1, Public Improvements, Series B-2, 5.0%, 9/1/2052	2,000,000	2,002,710
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2016-1, Phase 2 Public Improvements, 5.25%, 9/1/2052, INS: AGMC	500,000	545,663
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	1,310,000	1,082,703
4.0%, 9/1/2046	1,910,000	1,665,524
4.0%, 9/1/2051	1,000,000	871,743
California, San Mateo Union High School District, Series C, 4.0%, 9/1/2043	2,000,000	2,071,859
California, School Finance Authority, Charter School Revenue, Aspire Public School Obligated Group, Series A, 144A, 4.0%, 8/1/2051	750,000	637,776
California, School Finance Authority, Charter School Revenue, Classical Academies Oceanside Project:
Series A, 144A, 5.0%, 10/1/2042	500,000	505,838
Series A, 144A, 5.0%, 10/1/2052	1,000,000	982,025
California, School Finance Authority, School Facilities Revenue, Green Dot Public Schools Obligated Group:
Series A, 144A, 5.0%, 8/1/2038	1,000,000	1,026,003
Series A, 144A, 5.0%, 8/1/2048	1,750,000	1,753,716
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue:
Series A, 5.0%, 9/1/2040, INS: AGMC	610,000	656,531
Series A, ETM, 5.0%, 9/1/2040, INS: AGMC	20,000	22,375
Series A, 5.0%, 9/1/2042, INS: AGMC	1,255,000	1,350,975
Series A, ETM, 5.0%, 9/1/2042, INS: AGMC	45,000	50,343
California, State Educational Facilities Authority Revenue:
Series A, 4.0%, 12/1/2050	1,000,000	905,761
Series A, 5.0%, 12/1/2048	8,000,000	8,177,232
California, State General Obligation:
Series C-3, 2.3% (b), 3/7/2024, LOC: U.S. Bank NA	550,000	550,000
Series A3, 3.5% (b), 3/1/2024, LOC: State Street B&T Co.	100,000	100,000
5.0%, 10/1/2042	1,000,000	1,148,288
Series C, 5.0%, 11/1/2042	4,000,000	4,569,329
5.0%, 10/1/2045	750,000	853,331
Series CU, 5.5%, 12/1/2052	1,955,000	2,152,609
The accompanying notes are an integral part of the financial statements.

12	|	DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)
California, State Health Facilities Financing Authority Revenue, 5.0%, 9/1/2043	2,000,000	2,023,541
California, State Health Facilities Financing Authority Revenue, Cedars-Sinai Medical Center Obligated Group, Series A, 3.0%, 8/15/2051	4,110,000	3,282,838
California, State Health Facilities Financing Authority Revenue, Kaiser Permanente, Series A-2, 4.0%, 11/1/2051	1,500,000	1,422,123
California, State Health Facilities Financing Authority Revenue, Scripps Health Obligated Group, Series B-1, 5.0% (a), 11/15/2061	2,500,000	2,761,029
California, State Housing Finance Agency, Multi Family Housing Revene Bonds, Series V, 5.0% (a), 5/1/2054	1,200,000	1,245,826
California, State Municipal Finance Authority Revenue, Barlow Respiratory Hospital, Series A, 4.0%, 9/1/2050	2,000,000	1,738,058
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II” , 144A, 7.0%, 1/1/2039	1,260,000	1,325,617
California, State Municipal Finance Authority Revenue, HumanGood California Obligated Group, 4.0%, 10/1/2046	3,000,000	2,854,144
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project, Series A, AMT, 5.0%, 12/31/2033	3,000,000	3,092,135
California, State Municipal Finance Authority Revenue, Samuel Merritt University, 5.25%, 6/1/2053	3,000,000	3,231,678
California, State Municipal Finance Authority, Charter School Revenue, Palmdale Aeroscope Academy Project:
Series A, 144A, 5.0%, 7/1/2038	2,050,000	2,028,579
Series A, 144A, 5.0%, 7/1/2049	1,500,000	1,403,860
California, State Municipal Finance Authority, Charter School Revenue, Santa Rose Academy Project, 5.0%, 7/1/2052	1,245,000	1,206,418
California, State Public Finance Authority, Senior Living Revenue, ENSO Village Project, Series A, 144A, 5.0%, 11/15/2056	1,500,000	1,252,603
California, State Public Works Board, Lease Revenue:
Series C, 5.0%, 8/1/2032	1,095,000	1,284,717
Series A, 5.0%, 8/1/2033	1,250,000	1,464,786
Series C, 5.0%, 8/1/2033	1,145,000	1,341,744
California, State School Finance Authority, Charter School Revenue, Bright Star Schools Obligated Group, 144A, 5.0%, 6/1/2054	2,000,000	1,851,149
California, State School Finance Authority, Charter School Revenue, Teaching Public Schools:
Series A, 144A, 5.0%, 6/1/2049	1,875,000	1,777,085
Series A, 144A, 5.0%, 6/1/2058	1,400,000	1,296,513
The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	13

	Principal Amount ($)	Value ($)
California, State School Finance Authority, Educational Facilities Revenue, New Designs Charter School Adams Campus Project:
Series A, 144A, 5.0%, 6/1/2040	750,000	744,177
Series A, 144A, 5.0%, 6/1/2050	1,060,000	1,025,323
California, Statewide Communities Development Authority Revenue, Emanate Health, Series A, 4.0%, 4/1/2040	650,000	638,954
California, Statewide Communities Development Authority Revenue, Front Porch Communities & Services, Series A, 4.0%, 4/1/2046	3,780,000	3,593,498
California, Statewide Communities Development Authority Revenue, John Muir Health, Series A, 5.0%, 12/1/2053	2,000,000	2,068,038
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Foxwood Apartments Project, Series J, 2.51% (b), 3/7/2024, LOC: Wells Fargo Bank NA	650,000	650,000
California, Statewide Communities Development Authority, Student Housing Revenue, Irvine LLC Phase 1, 4.0%, 5/15/2046, INS: BAM	2,000,000	1,934,157
California, Tobacco Securitization Authority, Tobacco Settlement Revenue, San Diego County Tobacco Asset Securitization Corp., “1” , Series A, 5.0%, 6/1/2048	2,800,000	2,929,826
California, Transbay Joint Powers Authority, Senior Tax Allocate Bonds, Series A, 5.0%, 10/1/2049	3,000,000	3,061,477
California, University of California Revenue, Series Z-2, 5.39% (b), 3/7/2024	4,000,000	4,000,000
California, Val Verde Unified School District, General Obligation:
Series G, 4.0%, 8/1/2048, INS: AGMC	1,250,000	1,248,241
Series C, 4.0%, 8/1/2049, INS: AGMC	2,000,000	1,985,851
Cupertino, CA, Union School District, Election of 2012, Series B, Prerefunded, 5.0%, 8/1/2034	1,000,000	1,007,913
Fontana, CA, Special Tax, The Meadows:
4.0%, 9/1/2040	625,000	612,506
4.0%, 9/1/2045	750,000	702,072
4.0%, 9/1/2050	900,000	814,364
Fresno, CA, Airport Revenue, Series A, AMT, 5.0%, 7/1/2053, INS: BAM	2,000,000	2,093,178
Inglewood, CA, Redevelopment Agency Successor Tax Allocation, Merged Redevelopment Project, Series A, 5.0%, 5/1/2032, INS: BAM	1,000,000	1,061,671
Irvine, CA, Improvement Bond Act 1915, 5.0%, 9/2/2044	2,500,000	2,615,091
Irvine, CA, Unified School District Special Tax, Community Facilities District No. 09:
Series B, 5.0%, 9/1/2042	695,000	717,631
Series D, 5.0%, 9/1/2049	745,000	760,317
The accompanying notes are an integral part of the financial statements.

14	|	DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Series A, 5.0%, 9/1/2056, INS: BAM	3,000,000	3,098,349
Los Angeles, CA, Community Facilities District No. 2021-01, Special Tax:
5.0%, 9/1/2047	1,200,000	1,213,241
5.0%, 9/1/2052	1,000,000	1,002,729
Los Angeles, CA, County Public Works Financing Authority, Lease Revenue:
Series G, 5.0%, 12/1/2041	1,000,000	1,136,086
Series G, 5.0%, 12/1/2042	1,390,000	1,568,918
Los Angeles, CA, Department of Airports Revenue:
Series A, AMT, 5.0%, 5/15/2028	1,000,000	1,069,555
Series B, AMT, 5.0%, 5/15/2029	3,450,000	3,687,905
Series B, AMT, 5.0%, 5/15/2030	2,285,000	2,440,483
Series B, AMT, 5.0%, 5/15/2034	3,335,000	3,434,535
Series B, AMT, 5.0%, 5/15/2035	750,000	771,647
Series A, AMT, 5.0%, 5/15/2038	2,000,000	2,209,705
Los Angeles, CA, Municipal Improvement Corp. Revenue:
Series A, 5.0%, 5/1/2042	1,000,000	1,159,171
Series A, 5.0%, 5/1/2043	1,000,000	1,151,539
Los Angeles, CA, Unified School District, 5.25%, 7/1/2048	1,345,000	1,559,253
Modesto, CA, High School District, General Obligation, Series A, 4.0%, 8/1/2052	5,000,000	5,003,181
Modesto, CA, State Irrigation District, Series A, 5.0%, 10/1/2042	2,500,000	2,826,852
Moreno Valley, CA, Unified School District, General Obligation, Series D, 5.25%, 8/1/2052, INS: AGMC	3,500,000	3,870,024
Rio Vista, CA, Community Facilities District, Special Tax, 5.0%, 9/1/2048	1,000,000	1,015,874
Riverside County, CA, General Obligation, Series B-2, 3.0%, 6/1/2048	5,447,000	4,218,278
Sacramento County, CA, Airport System Revenue:
Series C, AMT, 5.0%, 7/1/2029	2,000,000	2,129,615
Series C, AMT, 5.0%, 7/1/2032	4,985,000	5,303,194
Sacramento County, CA, Special Tax, Community Facilities District No. 2004-1, McClellan Park, 5.0%, 9/1/2040	2,665,000	2,729,320
San Bernardino County, CA, Flood Control District, 2.55% (b), 3/7/2024, LOC: Bank of America NA	655,000	655,000
San Diego, CA, Public Facilities Financing Authority Revenue:
Series A, 5.0%, 10/15/2039	500,000	584,301
Series A, 5.0%, 10/15/2041	1,000,000	1,152,720
Series A, 5.0%, 10/15/2042	500,000	572,706
Series A, 5.0%, 10/15/2043	585,000	667,350
The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	15

	Principal Amount ($)	Value ($)
San Francisco City & County, CA, Airports Commission, International Airport Revenue:
Series D, AMT, 5.0%, 5/1/2048	3,705,000	3,801,925
Series C, AMT, 5.75%, 5/1/2048	4,000,000	4,501,215
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Special Facility Lease- SFO Fuel Co. LLC, Series A, AMT, 5.0%, 1/1/2047	2,000,000	2,067,351
San Francisco City & County, CA, Public Utilities Commission Wastewater Revenue:
Series A, 5.0%, 10/1/2039	375,000	440,221
Series A, 5.0%, 10/1/2041	200,000	231,414
Series B, 5.0%, 10/1/2042	750,000	863,174
San Francisco City & County, CA, Redevelopment Agency, Mission Bay South Redevelopment Project, Series A, 5.0%, 8/1/2043	2,100,000	2,105,622
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Mission Bay North Redevelopment Project, Series A, 5.0%, 8/1/2041, INS: NATL	2,605,000	2,702,145
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Transbay Infrastructure Projects, Series B, 5.0%, 8/1/2046, INS: AGMC	7,000,000	7,347,032
San Francisco City & County, CA, Special Tax District No. 2020-1, Mission Rock Facilities & Services, Series A, 144A, 4.0%, 9/1/2051	500,000	421,803
San Jose, CA, Airport Revenue, Series A, AMT, 5.0%, 3/1/2041	2,000,000	2,049,275
San Luis Obispo County, CA, Financing Authority Revenue:
Series A, 5.0%, 9/1/2033, INS: BAM	3,625,000	3,759,559
Series A, 5.0%, 9/1/2034, INS: BAM	2,205,000	2,288,400
San Marcos, CA, School Financing Authority Lease Revenue:
5.0%, 8/15/2034, INS: AGMC	850,000	915,485
5.0%, 8/15/2035, INS: AGMC	700,000	751,564
5.0%, 8/15/2036, INS: AGMC	1,100,000	1,175,748
5.0%, 8/15/2037, INS: AGMC	1,400,000	1,488,748
Santa Ana, CA, Financing Authority, Police Administration & Holding Facility:
Series A, 6.25%, 7/1/2024, INS: NATL	225,000	227,103
Series A, ETM, 6.25%, 7/1/2024, INS: NATL	225,000	227,126
Santa Barbara County, CA, Solid Waste System Revenue, Certificates of Participation, Series B, AMT, 5.0%, 12/1/2038	4,950,000	5,215,764
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.65%, 9/1/2024, INS: NATL	1,445,000	1,462,103
The accompanying notes are an integral part of the financial statements.

16	|	DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)
5.65%, 9/1/2025, INS: NATL	1,520,000	1,578,181
5.65%, 9/1/2026, INS: NATL	1,605,000	1,714,371
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,130,056
Southern California, Public Power Authority Revenue, APEX Power Project, Series A, 5.0%, 7/1/2036	1,960,000	1,966,345
Southern California, Public Power Authority, Southern Transmission System Revenue, Series 1, 5.0%, 7/1/2043	3,000,000	3,456,808
Stockton, CA, Public Financing Authority, Water Revenue, Green Bond:
Series A, 5.0%, 10/1/2034, INS: BAM	750,000	821,993
Series A, 5.0%, 10/1/2035, INS: BAM	1,500,000	1,639,572
Yuba, CA, Community College District, Series A, 4.0%, 8/1/2033	3,000,000	3,062,486
		342,519,209
Guam 0.9%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	360,000	371,454
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	1,050,000	1,086,298
Series A, 5.0%, 10/1/2038	960,000	989,452
Series A, 5.0%, 10/1/2040	665,000	681,829
		3,129,033
Puerto Rico 1.4%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2041	830,269	771,182
Series A1, 4.0%, 7/1/2046	1,030,435	931,311
Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Hospital Auxilio Mutuo Obligated Group Project, 5.0%, 7/1/2031	925,000	1,007,691
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	2,000,000	651,133
Series A-1, 4.75%, 7/1/2053	1,545,000	1,545,884
		4,907,201
The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	17

	Principal Amount ($)	Value ($)
Other 1.2%
Freddie Mac Multi-Family ML Certificates:
“A-CA” , Series 2021-ML10, 2.046%, 6/25/2038	2,371,729	1,792,427
“A-CA” , Series 2019-ML05, 3.35%, 11/25/2033, GTY: Freddie Mac	2,864,857	2,636,228
		4,428,655
Total Municipal Investments (Cost $362,458,056)		354,984,098

	Shares	Value ($)
Closed-End Investment Companies 0.6%
Eaton Vance California Municipal Bond Fund (Cost $2,081,514)	233,792	2,141,535

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $364,539,570)	99.9	357,125,633
Other Assets and Liabilities, Net	0.1	405,139
Net Assets	100.0	357,530,772

(a)
Variable or floating rate security. These securities are shown at their current rate as of
February 29, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of February 29, 2024. Date shown reflects the earlier of demand date or stated maturity date.

(c)	When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by
U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement
INS: Insured
The accompanying notes are an integral part of the financial statements.

18	|	DWS California Tax-Free Income Fund

LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$354,984,098	$—	$354,984,098
Closed-End Investment Companies	2,141,535	—	—	2,141,535
Total	$2,141,535	$354,984,098	$—	$357,125,633

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	19

Statement of Assets and Liabilities
as of February 29, 2024 (Unaudited)

Assets
Investment in securities, at value (cost $364,539,570)	$357,125,633
Cash	87,261
Receivable for Fund shares sold	380,183
Interest receivable	3,901,540
Other assets	40,560
Total assets	361,535,177
Liabilities
Payable for investments purchased — when-issued securities	3,500,000
Payable for Fund shares redeemed	25,009
Distributions payable	129,441
Accrued management fee	85,311
Accrued Trustees' fees	4,584
Other accrued expenses and payables	260,060
Total liabilities	4,004,405
Net assets, at value	$357,530,772
Net Assets Consist of
Distributable earnings (loss)	(22,985,655)
Paid-in capital	380,516,427
Net assets, at value	$357,530,772
The accompanying notes are an integral part of the financial statements.

20	|	DWS California Tax-Free Income Fund

Statement of Assets and Liabilities as of February 29, 2024 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($214,665,808 ÷ 32,262,414 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$6.65
Maximum offering price per share (100 ÷ 97.25 of $6.65)	$6.84
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($2,538,894 ÷ 384,199 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$6.61
Class S
Net Asset Value, offering and redemption price per share ($125,500,847 ÷ 18,899,232 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$6.64
Institutional Class
Net Asset Value, offering and redemption price per share ($14,825,223 ÷ 2,233,301 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$6.64
The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	21

Statement of Operations
for the six months ended February 29, 2024 (Unaudited)

Investment Income
Income:
Interest	$6,955,159
Dividends	40,066
Total income	6,995,225
Expenses:
Management fee	692,881
Administration fee	171,870
Services to shareholders	161,227
Distribution and service fees	265,705
Professional fees	49,048
Reports to shareholders	17,732
Registration fees	27,184
Trustees' fees and expenses	9,300
Other	14,396
Total expenses before expense reductions	1,409,343
Expense reductions	(171,424)
Total expenses after expense reductions	1,237,919
Net investment income	5,757,306
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(2,399,688)
Change in net unrealized appreciation (depreciation) on investments	13,336,365
Net gain (loss)	10,936,677
Net increase (decrease) in net assets resulting from operations	$16,693,983
The accompanying notes are an integral part of the financial statements.

22	|	DWS California Tax-Free Income Fund

Statements of Changes in Net Assets
	Six Months Ended February 29, 2024	Year Ended August 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$5,757,306	$12,178,792
Net realized gain (loss)	(2,399,688)	(9,457,499)
Change in net unrealized appreciation (depreciation)	13,336,365	992,308
Net increase (decrease) in net assets resulting from operations	16,693,983	3,713,601
Distributions to shareholders:
Class A	(3,330,465)	(7,115,235)
Class C	(34,364)	(95,550)
Class S	(2,141,171)	(4,440,801)
Institutional Class	(189,488)	(455,264)
Total distributions	(5,695,488)	(12,106,850)
Fund share transactions:
Proceeds from shares sold	26,253,259	39,954,428
Reinvestment of distributions	5,055,537	10,810,464
Payments for shares redeemed	(48,502,053)	(116,746,186)
Net increase (decrease) in net assets from Fund share transactions	(17,193,257)	(65,981,294)
Increase (decrease) in net assets	(6,194,762)	(74,374,543)
Net assets at beginning of period	363,725,534	438,100,077
Net assets at end of period	$357,530,772	$363,725,534

The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	23

Financial Highlights
DWS California Tax-Free Income Fund — Class A
	Six Months Ended 2/29/24	Years Ended August 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$6.45	$6.58	$7.65	$7.56	$7.77	$7.41
Income (loss) from investment operations:
Net investment income[a]	.10	.19	.18	.18	.21	.22
Net realized and unrealized gain (loss)	.20	(.13 )	(.99 )	.16	(.15 )	.36
Total from investment operations	.30	.06	(.81 )	.34	.06	.58
Less distributions from:
Net investment income	(.10 )	(.19 )	(.18 )	(.18 )	(.21 )	(.22 )
Net realized gains	—	—	(.08 )	(.07 )	(.06 )	(.00 )*
Total distributions	(.10 )	(.19 )	(.26 )	(.25 )	(.27 )	(.22 )
Net asset value, end of period	$6.65	$6.45	$6.58	$7.65	$7.56	$7.77
Total Return (%)[b,c]	4.71 **	1.01	(10.76)	4.56	.79	8.05
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	215	220	259	337	352	381
Ratio of expenses before expense reductions (including interest expense) (%)	.86 ***	.86	.84	.87	.87	.88 [d]
Ratio of expenses after expense reductions (including interest expense) (%)	.79 ***	.78	.76	.79	.78	.80 [d]
Ratio of expenses after expense reductions (excluding interest expense) (%)	.79 ***	.78	.76	.79	.78	.79
Ratio of net investment income (%)	3.16 ***	3.02	2.54	2.42	2.76	3.01
Portfolio turnover rate (%)	30 **	59	49	41	57	48

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

24	|	DWS California Tax-Free Income Fund

DWS California Tax-Free Income Fund — Class C
	Six Months Ended 2/29/24	Years Ended August 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$6.41	$6.53	$7.60	$7.51	$7.72	$7.37
Income (loss) from investment operations:
Net investment income[a]	.08	.15	.13	.13	.15	.17
Net realized and unrealized gain (loss)	.20	(.12 )	(.99 )	.16	(.15 )	.35
Total from investment operations	.28	.03	(.86 )	.29	—	.52
Less distributions from:
Net investment income	(.08 )	(.15 )	(.13 )	(.13 )	(.15 )	(.17 )
Net realized gains	—	—	(.08 )	(.07 )	(.06 )	(.00 )*
Total distributions	(.08 )	(.15 )	(.21 )	(.20 )	(.21 )	(.17 )
Net asset value, end of period	$6.61	$6.41	$6.53	$7.60	$7.51	$7.72
Total Return (%)[b,c]	4.34 **	.40	(11.52)	3.79	.02	7.13
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	3	6	9	18	26
Ratio of expenses before expense reductions (including interest expense) (%)	1.64 ***	1.62	1.61	1.63	1.64	1.65 [d]
Ratio of expenses after expense reductions (including interest expense) (%)	1.54 ***	1.53	1.51	1.54	1.53	1.55 [d]
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.54 ***	1.53	1.51	1.54	1.53	1.54
Ratio of net investment income (%)	2.41 ***	2.27	1.78	1.69	2.01	2.26
Portfolio turnover rate (%)	30 **	59	49	41	57	48

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	25

DWS California Tax-Free Income Fund — Class S
	Six Months Ended 2/29/24	Years Ended August 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$6.44	$6.56	$7.63	$7.55	$7.75	$7.40
Income (loss) from investment operations:
Net investment income[a]	.11	.21	.20	.20	.23	.24
Net realized and unrealized gain (loss)	.20	(.12 )	(.99 )	.15	(.14 )	.35
Total from investment operations	.31	.09	(.79 )	.35	.09	.59
Less distributions from:
Net investment income	(.11 )	(.21 )	(.20 )	(.20 )	(.23 )	(.24 )
Net realized gains	—	—	(.08 )	(.07 )	(.06 )	(.00 )*
Total distributions	(.11 )	(.21 )	(.28 )	(.27 )	(.29 )	(.24 )
Net asset value, end of period	$6.64	$6.44	$6.56	$7.63	$7.55	$7.75
Total Return (%)[b]	4.85 **	1.42	(10.57)	4.68	1.17	8.19
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	126	128	156	299	323	396
Ratio of expenses before expense reductions (including interest expense) (%)	.68 ***	.66	.69	.72	.73	.74 [c]
Ratio of expenses after expense reductions (including interest expense) (%)	.54 ***	.53	.51	.54	.53	.55 [c]
Ratio of expenses after expense reductions (excluding interest expense) (%)	.54 ***	.53	.51	.54	.53	.54
Ratio of net investment income (%)	3.41 ***	3.27	2.77	2.67	3.01	3.26
Portfolio turnover rate (%)	30 **	59	49	41	57	48

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

26	|	DWS California Tax-Free Income Fund

DWS California Tax-Free Income Fund — Institutional Class
	Six Months Ended 2/29/24	Years Ended August 31,		Period Ended
	(Unaudited)	2023	2022	8/31/21[a]
Selected Per Share Data
Net asset value, beginning of period	$6.44	$6.56	$7.63	$7.62
Income (loss) from investment operations:
Net investment income[b]	.11	.21	.20	.15
Net realized and unrealized gain (loss)	.20	(.12 )	(.99 )	.08
Total from investment operations	.31	.09	(.79 )	.23
Less distributions from:
Net investment income	(.11 )	(.21 )	(.20 )	(.15 )
Net realized gains	—	—	(.08 )	(.07 )
Total distributions	(.11 )	(.21 )	(.28 )	(.22 )
Net asset value, end of period	$6.64	$6.44	$6.56	$7.63
Total Return (%)[c]	4.85 *	1.42	(10.57)	2.99 *
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	15	13	17	12
Ratio of expenses before expense reductions (%)	.66 **	.64	.63	.70 **
Ratio of expenses after expense reductions (%)	.54 **	.53	.51	.54 **
Ratio of net investment income (%)	3.41 **	3.27	2.79	2.62 **
Portfolio turnover rate (%)	30 *	59	49	41 [d]

[a]	For the period from December 1, 2020 (commencement of operations) to August 31, 2021.
[b]	Based on average shares outstanding during the period.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Represents the Fund’s portfolio turnover rate for the year ended August 31, 2021.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	27

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS California Tax-Free Income Fund (the “Fund” ) is a diversified series of Deutsche DWS State Tax-Free Income Series (the “Series” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund

28	|	DWS California Tax-Free Income Fund

pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Closed-end investment companies are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Closed-end investment companies for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Closed-end investment companies are generally categorized as Level 1.
Municipal debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or

DWS California Tax-Free Income Fund	|	29

pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Inverse Floaters. The Fund may invest in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose Tender Option Bond trust (the “TOB Trust” ). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond’s par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.
By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions, if any, as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption “Payable for floating rate notes issued”  in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in “Interest expense and fees on floating rate notes issued”  in the Statement of Operations.

30	|	DWS California Tax-Free Income Fund

The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund’s inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund’s control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.
The Fund did not invest in inverse floaters during the period.
When-Issued, Delayed-Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations.
Certain risks may arise upon entering into when-issued, delayed-delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At August 31, 2023, the Fund had net tax basis capital loss carryforwards of approximately $14,233,000, including short-term losses ($4,256,000) and long-term losses ($9,977,000), which may be applied against realized net taxable capital gains indefinitely.
At February 29, 2024, the aggregate cost of investments for federal income tax purposes was $364,514,622. The net unrealized depreciation for all investments based on tax cost was $7,388,989. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $8,163,139 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $15,552,128.

DWS California Tax-Free Income Fund	|	31

The Fund has reviewed the tax positions for the open tax years as of August 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in certain securities sold at a loss and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Series arising in connection with a specific fund are allocated to that fund. Other Series expenses which cannot be directly attributed to a fund are apportioned among the funds in the Series based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

32	|	DWS California Tax-Free Income Fund

B.
Purchases and Sales of Securities
During the six months ended February 29, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $105,109,343 and $118,555,816, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.40%
Next $750 million of such net assets	.37%
Next $1.5 billion of such net assets	.35%
Next $2.5 billion of such net assets	.33%
Next $2.5 billion of such net assets	.30%
Next $2.5 billion of such net assets	.28%
Next $2.5 billion of such net assets	.26%
Over $12.5 billion of such net assets	.25%
Accordingly, for the six months ended February 29, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.391% of the Fund’s average daily net assets.
For the period from September 1, 2023 through November 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses

DWS California Tax-Free Income Fund	|	33

such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.79%
Class C	1.54%
Class S	.54%
Institutional Class	.54%
For the six months ended February 29, 2024, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$77,239
Class C	1,462
Class S	85,954
Institutional Class	6,769
$171,424
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 29, 2024, the Administration Fee was $171,870, of which $27,556 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended February 29, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at February 29, 2024
Class A	$9,596	$3,273
Class C	132	42
Class S	9,414	3,239
Institutional Class	90	27
	$19,232	$6,581
In addition, for the six months ended February 29, 2024, the amounts charged to the Fund for recordkeeping and other administrative services

34	|	DWS California Tax-Free Income Fund

provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$63,104
Class C	1,056
Class S	64,682
Institutional Class	5,624
$134,466
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended February 29, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at February 29, 2024
Class C	$10,852	$1,603
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 29, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at February 29, 2024	Annualized Rate
Class A	$251,235	$91,935.24%
Class C	3,618	989.25%
	$254,853	$92,924
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 29, 2024 aggregated $1,077.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended February 29, 2024, the

DWS California Tax-Free Income Fund	|	35

CDSC for Class C shares aggregated $25. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended February 29, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $455, of which $170 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended February 29, 2024, the Fund engaged in securities purchases of $54,050,000 and securities sales of $40,200,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at February 29, 2024.
E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	403,534	$2,597,775	1,050,887	$6,841,666
Class C	7,512	48,842	12,136	78,231
Class S	2,952,870	18,404,499	4,756,633	30,176,127
Institutional Class	791,936	5,202,143	438,153	2,858,404
		$26,253,259		$39,954,428

36	|	DWS California Tax-Free Income Fund

	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
Class A	469,910	$3,027,044	1,002,170	$6,487,864
Class C	5,393	34,450	14,940	95,960
Class S	281,021	1,806,792	583,538	3,768,805
Institutional Class	29,155	187,251	70,937	457,835
		$5,055,537		$10,810,464
Shares redeemed
Class A	(2,717,643)	$(17,611,964)	(7,329,983)	$(47,411,032)
Class C	(137,161)	(883,162)	(374,731)	(2,404,931)
Class S	(4,191,261)	(26,548,283)	(9,267,200)	(59,150,006)
Institutional Class	(540,177)	(3,458,644)	(1,216,654)	(7,780,217)
		$(48,502,053)		$(116,746,186)
Net increase (decrease)
Class A	(1,844,199)	$(11,987,145)	(5,276,926)	$(34,081,502)
Class C	(124,256)	(799,870)	(347,655)	(2,230,740)
Class S	(957,370)	(6,336,992)	(3,927,029)	(25,205,074)
Institutional Class	280,914	1,930,750	(707,564)	(4,463,978)
		$(17,193,257)		$(65,981,294)

DWS California Tax-Free Income Fund	|	37

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.

38	|	DWS California Tax-Free Income Fund

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2023 to February 29, 2024).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS California Tax-Free Income Fund	|	39

Expenses and Value of a $1,000 Investment
For the six months ended February 29, 2024 (Unaudited)

Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 9/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/29/24	$1,047.10	$1,043.40	$1,048.50	$1,048.50
Expenses Paid per $1,000*	$4.02	$7.82	$2.75	$2.75
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 9/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/29/24	$1,020.93	$1,017.21	$1,022.18	$1,022.18
Expenses Paid per $1,000*	$3.97	$7.72	$2.72	$2.72

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS California Tax-Free Income Fund	.79%	1.54%	.54%	.54%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

40	|	DWS California Tax-Free Income Fund

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2024, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2022 through November 30, 2023 (the “Reporting Period” ). During the Reporting Period, your Fund was invested mainly in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.

DWS California Tax-Free Income Fund	|	41

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS California Tax-Free Income Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

42	|	DWS California Tax-Free Income Fund

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 2nd quartile, 4th quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one -, three- and five-year periods ended December 31, 2022.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds

DWS California Tax-Free Income Fund	|	43

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that, effective October 1, 2021, in connection with the 2021 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.05%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available

44	|	DWS California Tax-Free Income Fund

information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees

DWS California Tax-Free Income Fund	|	45

may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

46	|	DWS California Tax-Free Income Fund

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS California Tax-Free Income Fund	|	47

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor” ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	KCTAX	KCTCX	SDCSX	DCLIX
CUSIP Number	25158X 104	25158X 302	25158X 401	25158X 815
Fund Number	9	309	2409	1499

48	|	DWS California Tax-Free Income Fund

Notes

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DCATF-3
(R-026685-15 4/24)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS California Tax-Free Income Fund, a series of Deutsche DWS State Tax-Free Income Series

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive

Date:	4/29/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive

Date:	4/29/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	4/29/2024